Mortgage Notes Payable (Summary of Mortgage Notes Payable) (Details) $ in Thousands	Sep. 30, 2016 USD ($) property	Dec. 31, 2015 USD ($) property		Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Encumbered Properties | property		459
Mortgage notes payable	$ 1,022,344	$ 1,033,582		$ 470,079
Long-term Debt		$ 1,053,648
Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	450
Effective Interest Rate	4.76%	4.77%	[1]	5.66%	[1]
Long-term Debt	$ 1,022,344	$ 1,033,582
Debt Issuance Costs, Net	(16,611)	(20,066)
Long-term Debt, Gross	$ 1,038,955	$ 1,053,648
SAAB Sensis I [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	1	1
Mortgage notes payable		$ 8,190		$ 8,519
Effective Interest Rate	6.01%	6.01%		6.01%
Long-term Debt, Gross	$ 7,930	$ 8,190
SunTrust Bank II [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	30	30
Mortgage notes payable		$ 25,000		$ 25,000
Effective Interest Rate	5.50%	5.50%		5.50%
Long-term Debt, Gross	$ 25,000	$ 25,000
C&S Wholesale Grocer I [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	4	4
Mortgage notes payable		$ 82,313		$ 82,313
Effective Interest Rate	5.56%	5.56%		5.56%
Long-term Debt, Gross	$ 82,313	$ 82,313
SunTrust Bank III [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	115	121
Mortgage notes payable		$ 99,677		$ 99,677
Effective Interest Rate	5.50%	5.50%		5.50%
Long-term Debt, Gross	$ 89,493	$ 99,677
SunTrust Bank IV [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	27	30
Mortgage notes payable		$ 25,000		$ 25,000
Effective Interest Rate	5.50%	5.50%		5.50%
Long-term Debt, Gross	$ 21,243	$ 25,000
Stop & Shop I [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	4	4
Mortgage notes payable		$ 38,936		$ 39,570
Effective Interest Rate	5.63%	5.63%		5.63%
Long-term Debt, Gross	$ 38,444	$ 38,936
Sanofi US I - Original Loan [Member] | Sanofi US I [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property		0
Mortgage notes payable		$ 0		$ 190,000
Effective Interest Rate		0.00%		5.83%
Sanofi US I - New Loan [Member] | Sanofi US I [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	1	1
Mortgage notes payable		$ 125,000		$ 0
Effective Interest Rate	5.16%	5.16%		0.00%
Long-term Debt, Gross	$ 125,000	$ 125,000
Multi-Tenant Mortgage Loan [Member] | Mortgage notes payable and premiums, net [Member]
Debt Instrument [Line Items]
Encumbered Properties | property	268	268
Mortgage notes payable		$ 649,532		$ 0
Effective Interest Rate	4.36%	4.36%		0.00%
Long-term Debt, Gross	$ 649,532	$ 649,532

[1]	Calculated on a weighted-average basis for all mortgages outstanding as of the dates indicated.